Finance lease receivables	12 Months Ended
Dec. 31, 2023
Finance lease receivables
Finance lease receivables

5. Finance lease receivables

5.1 Finance lease receivables consist of the following:

	As of December 31,
	2022	2023
	RMB	RMB	US$
Gross investment in finance lease receivables	1,414,453	—	—
Less: unearned income	(11,866)	—	—
Net investment in finance lease receivables	1,402,587	—	—
Less: allowance for finance lease receivables	(21,496)	—	—
Finance lease receivables, net	1,381,091	—	—

5.2 The following table presents nonaccrual finance lease receivables as of December 31, 2022 and 2023.

	As of December 31,
	2022	2023
	RMB	RMB	US$
Nonaccrual finance lease receivables	15,143	—	—
Less: allowance for nonaccrual financial lease receivables	(3,110)	—	—
Nonaccrual finance lease receivables, net	12,033	—	—

5.3 The following table presents the aging of past-due finance lease receivables as of December 31, 2022:

	1-30	31-60	61-90	90-120	120-150	150-180	Total past
	days	days	days	days	days	days	due	Current	Total
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Finance lease receivables	78,279	29,943	9,352	—	3,920	11,223	132,717	1,269,870	1,402,587

As of December 31, 2022, all finance lease receivables which are past due 90 days or more are nonaccrual.

As of December 31, 2023, the amount of finance lease receivables was RMB nil.

5.4 The following table presents the future minimum lease payments to be received:

	Less than 1 year	1 – 2 years	2 – 3 years	3 – 4 years	Total
	RMB	RMB	RMB	RMB	RMB
As of December 31, 2022
Finance lease receivables	1,414,453	—	—	—	1,414,453

5. Finance lease receivables - continued

5.5 Movements of allowance for finance lease receivables for the years ended December 31, 2022 and 2023 are as follows:

	As of December 31,
	2022	2023
	RMB	RMB	US$
Balance at the beginning of the year	5,142,488	21,496	3,117
Reverse	(5,086,116)	(4,954,732)	(697,860)
Charge-offs	(34,876)	(21,496)	(3,117)
Recovery	—	4,954,732	697,860
Balance at the end of the year	21,496	—	—
Evaluated for impairment on a portfolio basis	21,496	—	—